Long-Term Investments (Details) - Jun. 24, 2022 - Limited Partnership [Member]	USD ($)	HKD ($)
Long-Term Investments [Line Items]
Partnership agreement	$ 256,420	$ 2,000,000
Partnership interest, percentage	20.00%